Cash and cash equivalents (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Interest earned on cash and cash equivalents	$ 1,237,632	$ 106,001	$ 76,583
Guaranteed Investment Certificate	$ 61,875	$ 61,568
Guaranteed Investment Certificate interest rate	0.50%	0.50%